FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2007





Item 1. Schedule of Investments.


                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

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                                                                                      Rating
   Principal                                                                          Moody's/
     Amount         General Obligation Bonds (4.6%)                                     S&P                   Value (a)
------------------- ---------------------------------------------------------------- ---------------------------------

                    Bowling Green, Kentucky
$ 200,000           5.300%, 06/01/18                                                 Aa3/NR                $  209,014

                    Lexington-Fayette Urban County, Kentucky
4,175,000           4.250%, 05/01/23 MBIA Insured                                    Aaa/AAA                4,100,184

                    Louisville, Kentucky Unlimited Tax
2,205,000           5.000%, 10/01/21 FGIC Insured                                    Aaa/AAA                2,288,768

                    Louisville & Jefferson County, Kentucky
955,000             4.200%, 11/01/22 MBIA Insured                                    Aaa/AAA                  935,117

                    Louisville & Jefferson County, Kentucky Metro
                       Government Unlimited Tax
1,590,000           5.000%, 11/01/19                                                 Aa2/AA+                1,687,117
1,825,000           5.000%, 11/01/20                                                 Aa2/AA+                1,928,405

                    Warren County, Kentucky Judicial Unlimited Tax
345,000             5.100%, 09/01/17 AMBAC Insured                                   Aaa/NR                   365,093
365,000             5.150%, 09/01/18 AMBAC Insured                                   Aaa/NR                   386,444

                                                                                                        --------------
                    Total General Obligation Bonds                                                          11,900,142
                                                                                                        --------------

                    Revenue Bonds (94.1%)
                    ----------------------------------------------------------------

                    State Agencies (16.2%)
                    ----------------------------------------------------------------

                    Kentucky Area Development District Financing
500,000             5.000%, 12/01/23  LOC Wachovia Bank                              NR/AA                    516,320

                    Kentucky Asset/Liability  Commission
500,000             4.500%, 10/01/22 FGIC Insured                                    Aaa/AAA                  508,735

                    Kentucky Infrastructure Authority
635,000             5.250%, 06/01/12                                                 Aa3/A+                   641,960
2,740,000           5.250%, 06/01/14                                                 Aa3/A+                 2,885,001
1,235,000           5.250%, 08/01/17                                                 NR/AA                  1,333,257
230,000             5.000%, 06/01/21                                                 Aa3/A+                   237,353

                    Kentucky State Property and Buildings Commission
4,000,000           5.375%, 02/01/14 FSA Insured  (pre-refunded)                     Aaa/AAA                4,285,280
1,000,000           5.000%, 11/01/15 AMBAC Insured                                   Aaa/AAA                1,070,710
2,725,000           5.375%, 08/01/16 FSA Insured                                     Aaa/AAA                2,883,377
4,735,000           5.250%, 10/01/17                                                 Aa3/A+                 4,956,125
1,250,000           5.500%, 11/01/17 FSA Insured                                     Aaa/AAA                1,348,450
1,000,000           5.000%, 11/01/17 AMBAC Insured                                   Aaa/AAA                1,062,880
6,000,000           5.250%, 10/01/18                                                 Aa3/A+                 6,270,180
1,925,000           5.000%, 10/01/19                                                 Aa3/A+                 1,984,656
3,000,000           5.000%, 11/01/19 FSA Insured                                     Aaa/AAA                3,137,940
5,000,000           5.000%, 10/01/22 MBIA Insured (pre-refunded)                     Aaa/AAA                5,368,800

                    Kentucky State Property Buildings Community Revenues
2,700,000           5.000%, 08/01/21 FSA Insured                                     Aaa/AAA                2,928,879

                                                                                                        --------------
                    Total State Agencies                                                                   41,419,903
                                                                                                        --------------

                    County Agencies (2.2%)
                    ----------------------------------------------------------------

                    Jefferson County, Kentucky Capital Projects
1,575,000           4.250%, 06/01/23 FSA Insured                                     Aaa/NR                 1,532,727
4,140,000           4.375%, 06/01/28 FSA Insured                                     Aaa/NR                 3,957,840

                    Warren County, Kentucky Justice Center
365,000             4.300%, 09/01/22 MBIA Insured                                    Aaa/NR                   363,398

                                                                                                        --------------
                    Total County Agencies                                                                   5,853,965
                                                                                                        --------------

                    City / Municipality Obligations (0.3%)
                    ----------------------------------------------------------------

                    Shelbyville, Kentucky Certificates of Participation
625,000             5.000%, 10/01/22                                                 A2/NR                    646,175

                                                                                                        --------------
                    Total City / Municipality Obligations                                                     646,175
                                                                                                        --------------

                    Hospitals (8.9%)
                    ----------------------------------------------------------------

                    Jefferson County, Kentucky Health Facilities Revenue
1,715,000           5.650%, 01/01/17 AMBAC Insured                                   Aaa/AAA                1,740,519
2,200,000           5.250%, 05/01/17                                                 NR/A                   2,288,220

                    Jefferson County, Kentucky Revenue  Medical Center Revenue
2,000,000           5.500%, 05/01/22                                                 NR/A                   2,098,620

                    Kentucky Economic Development Finance Authority
1,000,000           5.000%, 02/01/18 FSA Insured                                     Aaa/AAA                1,018,170

                    Lexington-Fayette Urban County, Kentucky Public
                      Facilities Revenue
500,000             4.250%, 10/01/26 MBIA Insured                                    Aaa/NR                   484,150

                    Louisville & Jefferson County, Kentucky Medical Center
                     Revenue
1,000,000           5.000%, 06/01/18                                                 NR/A                   1,046,600

                    Louisville & Jefferson County, Kentucky Metropolitan
                       Government Health System
                    Revenue  (Norton)
8,090,000           5.000%, 10/01/26                                                 NR/A-                  8,090,000
6,000,000           5.000%, 10/01/30                                                 NR/A-                  5,919,300

                                                                                                        --------------
                    Total Hospitals                                                                        22,685,579
                                                                                                        --------------

                    Housing (12.2%)
                    ----------------------------------------------------------------

                    Kentucky Housing Corporation Housing Revenue
405,000             4.350%, 01/01/15 AMT                                             Aaa/AAA                  405,474
140,000             4.200%, 01/01/15 AMT                                             Aaa/AAA                  138,527
250,000             4.100%, 01/01/15 AMT                                             Aaa/AAA                  246,903
170,000             4.100%, 07/01/15 AMT                                             Aaa/AAA                  167,771
265,000             4.650%, 01/01/16 AMT                                             Aaa/AAA                  268,972
210,000             4.300%, 01/01/16 AMT                                             Aaa/AAA                  210,277
150,000             4.250%, 01/01/16 AMT                                             Aaa/AAA                  148,154
200,000             4.200%, 01/01/16 AMT                                             Aaa/AAA                  196,570
420,000             4.650%, 07/01/16 AMT                                             Aaa/AAA                  426,296
610,000             4.300%, 07/01/16 AMT                                             Aaa/AAA                  610,805
550,000             4.200%, 07/01/16 AMT                                             Aaa/AAA                  540,100
555,000             4.200%, 01/01/17                                                 Aaa/AAA                  545,371
100,000             5.125%, 07/01/17                                                 Aaa/AAA                  101,378
680,000             4.200%, 07/01/17                                                 Aaa/AAA                  667,692
470,000             4.800%, 01/01/18 AMT                                             Aaa/AAA                  473,746
285,000             4.250%, 01/01/18                                                 Aaa/AAA                  278,958
575,000             4.800%, 07/01/18 AMT                                             Aaa/AAA                  579,583
180,000             4.250%, 07/01/18                                                 Aaa/AAA                  176,038
900,000             4.800%, 07/01/20 AMT                                             Aaa/AAA                  888,120
1,150,000           5.350%, 01/01/21 AMT                                             Aaa/AAA                1,169,378
6,125,000           5.450%, 07/01/22 AMT                                             Aaa/AAA                6,280,453
4,065,000           5.250%, 07/01/22 AMT                                             Aaa/AAA                4,137,316
245,000             5.200%, 07/01/22                                                 Aaa/AAA                  248,893
415,000             5.100%, 07/01/22 AMT                                             Aaa/AAA                  418,793
2,570,000           4.800%, 07/01/22 AMT                                             Aaa/AAA                2,537,747
2,000,000           4.700%, 07/01/22 Series E AMT                                    Aaa/AAA                1,955,940
4,140,000           5.200%, 07/01/25 AMT                                             Aaa/AAA                4,219,736
275,000             5.375%, 07/01/27                                                 Aaa/AAA                  281,199
1,000,000           4.750%, 07/01/27 Series E AMT                                    Aaa/AAA                  973,680
560,000             5.550%, 07/01/33                                                 Aaa/AAA                  572,432

                    Kentucky Housing Multifamily Mortgage Revenue
1,325,000           5.000%, 06/01/35 AMT                                             NR/AAA                 1,331,970

                                                                                                        --------------
                    Total Housing                                                                          31,198,272
                                                                                                        --------------

                    Schools (32.0%)
                    ----------------------------------------------------------------

                    Barren County, Kentucky School Building Revenue
1,265,000           4.250%, 08/01/25 CIFG Assurance North America, Inc. Insured      Aaa/NR                 1,230,984
1,670,000           4.375%, 08/01/26 CIFG Assurance North America, Inc. Insured      Aaa/NR                 1,643,581

                    Berea, Kentucky Educational Facilities Revenue (Berea College)
1,000,000           4.125%, 06/01/25                                                 Aaa/NR                   945,250

                    Boone County, Kentucky School District Finance Corp.
1,730,000           4.125%, 08/01/22 XLCA Insured                                    Aaa/NR                 1,689,553

                    Boone County, Kentucky School District Finance Corp.
                      School Building Revenue
140,000             4.750%, 06/01/20 FSA Insured                                     Aaa/AAA                  143,520
1,000,000           5.375%, 08/01/20 FSA Insured                                     Aaa/NR                 1,058,520
1,580,000           4.500%, 08/01/23 FSA Insured                                     Aaa/NR                 1,607,571
1,250,000           4.125%, 03/01/25 FSA Insured                                     Aaa/NR                 1,183,663

                    Boyd County, Kentucky School District Finance Corp.
1,025,000           5.000%, 10/01/15                                                 Aa3/NR                 1,049,200
575,000             5.375%, 10/01/17                                                 Aa3/NR                   591,514

                    Boyle County, Kentucky College Refunding & Improvement
                     Revenue
1,035,000           4.500%, 06/01/22 CIFG Insured                                    Aaa/AAA                1,038,167

                    Bullitt County, Kentucky School District Finance Corp.
200,000             4.300%, 10/01/21                                                 Aaa/NR                   200,000
2,455,000           4.500%, 10/01/22 MBIA Insured                                    Aaa/NR                 2,508,200
2,590,000           4.500%, 10/01/23 MBIA Insured                                    Aaa/NR                 2,642,966

                    Christian County, Kentucky School District Finance Corp.
820,000             4.000%, 08/01/19 XLCA Insured                                    Aaa/NR                   809,307
855,000             4.000%, 08/01/20 XLCA Insured                                    Aaa/NR                   838,131
905,000             4.000%, 08/01/21 XLCA Insured                                    Aaa/NR                   886,122
1,465,000           4.000%, 08/01/22 XLCA Insured                                    Aaa/NR                 1,426,514
1,525,000           4.125%, 08/01/23 XLCA Insured                                    Aaa/NR                 1,484,252
1,590,000           4.125%, 08/01/24 XLCA Insured                                    Aaa/NR                 1,540,154

                    Daviess County, Kentucky School District Finance Corp.
200,000             5.000%, 06/01/24                                                 Aa3/NR                   208,022

                    Fayette County, Kentucky School District Finance Corp.
5,000,000           4.250%, 04/01/23 FSA Insured                                     Aaa/AAA                4,938,500
1,650,000           4.375%, 05/01/26 FSA Insured                                     Aaa/AAA                1,603,916

                    Floyd County, Kentucky School Building
680,000             4.375%, 10/01/22                                                 Aa3/NR                   671,534

                    Floyd County, Kentucky School Finance Corporation School
                       Building
1,320,000           4.000%, 03/01/23 XLCA Insured                                    Aaa/NR                 1,281,469
1,855,000           4.125%, 03/01/26 XLCA Insured                                    Aaa/NR                 1,779,706

                    Fort Thomas, Kentucky Independent School District Finance
785,000             4.375%, 04/01/21                                                 Aa3/NR                   779,073

                    Franklin County, Kentucky School District Finance Corp.
330,000             4.500%, 04/01/18                                                 Aa3/NR                   338,217
1,000,000           5.000%, 04/01/24                                                 Aa3/NR                 1,039,300

                    Graves County, Kentucky School Building Revenue
1,260,000           5.000%, 06/01/22                                                 Aa3/NR                 1,314,117
1,320,000           5.000%, 06/01/23                                                 Aa3/NR                 1,371,295

                    Hardin County, Kentucky School District Finance Corp.
1,475,000           4.000%, 02/01/19 AMBAC Insured                                   Aaa/NR                 1,456,415

                    Jefferson County, Kentucky School District Finance Corp.
                     School Building
150,000             5.000%, 04/01/20 FSA Insured                                     Aaa/AAA                  155,705
1,360,000           4.250%, 06/01/21 FSA Insured                                     Aaa/AAA                1,352,969

                    Kenton County, Kentucky School Building Revenue
590,000             4.250%, 10/10/22 FSA Insured                                     Aaa/NR                   577,822

                    Kenton County, Kentucky School District
955,000             5.000%, 04/01/16                                                 Aa3/NR                 1,000,735
605,000             5.000%, 04/01/19                                                 Aa3/NR                   628,649

                    Kenton County, Kentucky School District Finance Corp.
445,000             4.300%, 04/01/22 CIFG Assurance North America, Inc. Insured      Aaa/NR                   443,100
4,250,000           5.000%, 06/01/22 MBIA Insured                                    Aaa/NR                 4,448,050
750,000             4.375%, 04/01/24 CIFG Assurance North America, Inc. Insured      Aaa/NR                   748,688
325,000             4.400%, 04/01/26 CIFG Assurance North America, Inc. Insured      Aaa/NR                   325,000

                    Kentucky Economic Development Finance Authority College
                     Revenue Centre College
1,675,000           5.000%, 04/01/19 FSA Insured                                     Aaa/AAA                1,782,887

                    Larue County, Kentucky School District Finance Corp.
270,000             4.500%, 07/01/21 MBIA Insured                                    Aaa/NR                   272,903
470,000             4.500%, 07/01/22 MBIA Insured                                    Aaa/NR                   475,396
785,000             4.500%, 07/01/23 MBIA Insured                                    Aaa/NR                   792,874

                    Lexington-Fayette Urban County, Kentucky Government
                      Project Transylvania University
1,320,000           5.125%, 08/01/18 MBIA Insured                                    Aaa/AAA                1,346,954

                    Lexington-Fayette Urban County, Kentucky Government
                      Project U.K. Library
725,000             5.000%, 11/01/15 MBIA Insured                                    Aaa/AAA                  748,940
300,000             5.000%, 11/01/20 MBIA Insured                                    Aaa/AAA                  309,324

                    Louisville & Jefferson County, Kentucky University of
                      Louisville
525,000             5.000%, 06/01/20 AMBAC Insured                                   Aaa/AAA                  555,770

                    Magoffin County, Kentucky School District
450,000             4.250%, 08/01/25 AMBAC Insured                                   Aaa/NR                   440,609

                    Meade County, Kentucky School District
490,000             4.250%, 09/01/26 MBIA Insured                                    Aaa/NR                   477,539

                    Murray State University Project, Kentucky General Receipts
                     Revenue
745,000             4.500%, 09/01/23 AMBAC Insured                                   Aaa/AAA                  747,339

                    Oldham County, Kentucky School District Finance Corp.
900,000             5.000%, 05/01/19 MBIA Insured                                    Aaa/NR                   949,446

                    Pendleton County, Kentucky School District Finance Corp.
                     School Building Revenue
730,000             4.000%, 02/01/23  MBIA Insured                                   Aaa/NR                   689,084

                    Scott County, Kentucky School District Finance Corp.
1,115,000           4.200%, 01/01/22 AMBAC Insured                                   Aaa/NR                 1,105,500
1,955,000           4.250%, 01/01/23 AMBAC Insured                                   Aaa/NR                 1,944,032
1,560,000           4.300%, 01/01/24 AMBAC Insured                                   Aaa/NR                 1,545,508

                    Scott County, Kentucky School District Finance Corp.
                      School Building Revenue
2,435,000           4.250%, 02/01/26 FSA Insured                                     Aaa/NR                 2,315,612
1,000,000           4.250%, 02/01/27 FSA Insured                                     Aaa/NR                   945,640

                    Spencer County, Kentucky School District Finance Corp.
1,415,000           5.000%, 07/01/19  FSA insured                                    Aaa/NR                 1,494,410

                    University of Kentucky General Receipts
885,000             4.500%, 10/01/22 XLCA Insured                                    Aaa/AAA                  892,169
1,545,000           4.500%, 10/01/23 XLCA Insured                                    Aaa/AAA                1,555,228
1,625,000           4.500%, 10/01/25 XLCA Insured                                    Aaa/AAA                1,628,575
1,010,000           4.500%, 10/01/26 XLCA Insured                                    Aaa/AAA                1,010,000

                    University of Louisville, Kentucky
1,055,000           4.000%, 09/01/25 MBIA Insured                                    Aaa/AAA                  994,295

                    Warren County, Kentucky School District Finance Corp.
295,000             4.125%, 02/01/23 MBIA Insured                                    Aaa/NR                   287,295

                    Western Kentucky University Revenue General Receipts
2,860,000           4.200%, 09/01/25 Series A MBIA Insured                           Aaa/AAA                2,707,676
2,980,000           4.200%, 09/01/26 Series A MBIA Insured                           Aaa/AAA                2,804,389

                                                                                                        --------------
                    Total Schools                                                                          81,798,845
                                                                                                        --------------

                    Transportation (6.7%)
                    ----------------------------------------------------------------

                    Kenton County, Kentucky Airport Board Airport Revenue
750,000             5.625%, 03/01/14 MBIA Insured AMT                                Aaa/AAA                  801,938
1,300,000           5.000%, 03/01/23 MBIA Insured AMT                                Aaa/AAA                1,330,862

                    Kentucky Interlocal School Transportation Authority
145,000             5.400%, 06/01/17                                                 Aa3/A+                   145,911
400,000             6.000%, 12/01/20                                                 Aa3/A+                   403,316
200,000             6.000%, 12/01/20                                                 Aa3/A+                   201,658
300,000             5.800%, 12/01/20                                                 Aa3/A+                   302,391
400,000             5.650%, 12/01/20                                                 Aa3/A+                   403,128
350,000             5.600%, 12/01/20                                                 Aa3/A+                   352,709

                    Kentucky State Turnpike Authority Economic Development
                     & Resource Recovery Road Revenue
1,000,000           5.625%, 07/01/12 FSA Insured (pre-refunded)                      Aaa/AAA                1,063,000
200,000             5.625%, 07/01/13 FSA Insured (pre-refunded)                      Aaa/AAA                  212,600
500,000             5.625%, 07/01/14 FSA Insured (pre-refunded)                      Aaa/AAA                  531,500
450,000             5.250%, 07/01/15 FSA Insured (pre-refunded)                      Aaa/AAA                  473,225
2,000,000           5.100%, 07/01/18 FSA Insured                                     Aaa/AAA                2,081,320

                    Louisville & Jefferson County Regional Airport, Kentucky
2,000,000           5.750%, 07/01/15 FSA Insured AMT                                 Aaa/AAA                2,146,360
1,000,000           5.250%, 07/01/18 FSA Insured AMT                                 Aaa/AAA                1,051,990
1,370,000           5.250%, 07/01/21 FSA Insured AMT                                 Aaa/AAA                1,427,033
3,390,000           5.250%, 07/01/22 FSA Insured AMT                                 Aaa/AAA                3,524,176
275,000             5.375%, 07/01/23 FSA Insured AMT                                 Aaa/AAA                  286,349
500,000             5.000%, 07/01/25 MBIA Insured AMT                                Aaa/AAA                  506,945

                                                                                                        --------------
                    Total Transportation                                                                   17,246,411
                                                                                                        --------------

                    Utilities (15.6%)
                    ----------------------------------------------------------------

                    Bardstown, Kentucky
200,000             5.000%, 12/01/19 MBIA Insured                                    Aaa/NR                   208,182

                    Boone County, Kentucky Pollution Control Revenue Dayton
                     Power & Light
2,000,000           4.700%, 01/01/28 FGIC Insured                                    Aaa/AAA                2,011,480

                    Campbell & Kenton Counties, Kentucky Sanitation District
                     Revenue
1,695,000           4.300%, 08/01/24 MBIA Insured                                    Aaa/AAA                1,666,982
300,000             4.300%, 08/01/27 MBIA Insured                                    Aaa/AAA                  287,229
1,450,000           4.300%, 08/01/28 MBIA Insured                                    Aaa/AAA                1,380,821
805,000             4.375%, 08/01/30 MBIA Insured                                    Aaa/AAA                  767,479
505,000             4.375%, 08/01/33 MBIA Insured                                    Aaa/AAA                  476,245

                    Kentucky Rural Water Finance Corp.
205,000             4.250%, 08/01/19 MBIA Insured                                    Aaa/AAA                  205,890
595,000             5.000%, 02/01/20 AMBAC Insured                                   Aaa/AAA                  620,996
210,000             4.250%, 08/01/20 MBIA Insured                                    Aaa/AAA                  209,990
200,000             4.375%, 08/01/22 MBIA Insured                                    Aaa/AAA                  201,228
240,000             4.500%, 08/01/23 MBIA Insured                                    Aaa/AAA                  243,305
200,000             4.500%, 02/01/24 MBIA Insured                                    Aaa/AAA                  201,980
255,000             4.500%, 08/01/24 MBIA Insured                                    Aaa/AAA                  257,953
290,000             4.500%, 08/01/27 MBIA Insured                                    Aaa/AAA                  291,453
245,000             4.600%, 08/01/28 MBIA Insured                                    Aaa/AAA                  247,467
315,000             4.625%, 08/01/29 MBIA Insured                                    Aaa/AAA                  318,052

                    Lexington-Fayette Urban County Government, Kentucky Sewer
                     System
1,000,000           5.000%, 07/01/19                                                 Aa3/AA                 1,043,370

                    Louisville & Jefferson County, Kentucky Metropolitan
                      Sewer District
1,000,000           5.000%, 05/15/12 FGIC Insured                                    Aaa/AAA                1,018,140
2,565,000           5.375%, 05/15/17 MBIA Insured                                    Aaa/AAA                2,749,603
2,380,000           4.250%, 05/15/20 FSA Insured                                     Aaa/AAA                2,379,905
2,510,000           4.250%, 05/15/21 FSA Insured                                     Aaa/AAA                2,497,074
400,000             5.000%, 05/15/22 FGIC Insured                                    Aaa/AAA                  406,544

                    Louisville, Kentucky Waterworks Board Water System Revenue
1,000,000           5.250%, 11/15/16 FSA Insured                                     Aaa/AAA                1,045,790
1,000,000           5.250%, 11/15/17 FSA Insured                                     Aaa/AAA                1,044,590
2,530,000           5.250%, 11/15/18 FSA Insured                                     Aaa/AAA                2,639,018
6,600,000           5.250%, 11/15/22 FSA Insured                                     Aaa/AAA                6,854,892
2,415,000           5.250%, 11/15/24 FSA Insured                                     Aaa/AAA                2,507,543

                    Northern Kentucky Water District
660,000             5.000%, 02/01/23 FGIC Insured                                    Aaa/NR                   680,394

                    Owensboro, Kentucky Electric and Power
1,555,000           5.000%, 01/01/20 FSA Insured                                     Aaa/AAA                1,591,076

                    Owensboro-Daviess County, Kentucky Regional Water
                      Resource Agency Wastewater
                    Refunding & Improvement Revenue
930,000             4.375%, 01/01/27 Series A XLCA Insured                           NR/AAA                   894,214

                    Trimble County, Kentucky Environmental Facilities Revenue
3,000,000           4.600%, 06/01/33 AMBAC Insured                                   Aaa/AAA                2,955,360

                                                                                                        --------------
                    Total Utilities                                                                        39,904,245
                                                                                                        --------------

                    Total Revenue Bonds                                                                   240,753,395
                                                                                                         ------------

                    Total Investments (cost $250,611,744-note b)                      98.7%               252,653,537


                    Other assets less liabilities                                      1.3                  3,210,509

                                                                                   ----------    --------------------
                    Net Assets                                                       100.0%            $  255,864,046
                                                                                   ==========    ====================



         Portfolio Distribution By              Percent of
           Quality Rating (unaudited)           Portfolio


         Aaa of Moody's or AAA of S&P                 78.4    %

         Aa of Moody's or AA of S&P                   13.7

         A of Moody's or S&P                           7.9
                                                 ------------

                                                     100.0  %
                                                 ============

                      PORTFOLIO ABBREVIATIONS:
    ---------------------------------------------------------
             AMBAC  - American Municipal Bond Assurance Corp.
             AMT    - Alternative Minimum Tax
             CIFG   - CDC IXIS Financial Guaranty
             FGIC   - Financial Guaranty Insurance Co.
             FSA    - Financial Security Assurance
             LOC    - Letter of Credit
             MBIA   - Municipal Bond Investors Assurance
             NR     - Not Rated
             XLCA   - XL Capital Assurance

                                See accompanying
                         notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $250,590,512 amounted to $2,063,025, which consisted of aggregate gross unrealized appreciation of $3,667,337 and aggregate gross unrealized depreciation of $1,604,312.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 26, 2007